Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

Fair value represents the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The hierarchy of fair value measurement is described below.

Level 1 – Valuations are based on quoted prices that the Plan has the ability to obtain in actively traded markets for identical assets. Since valuations are based on quoted prices that are readily and regularly available in an active market or exchange traded market, valuation of these instruments does not require a significant degree of judgment.

Level 2 – Valuations are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. The Plan had no financial instruments requiring Level 2 valuation.

Level 3 – Valuations are based on model-based techniques for which some or all of the assumptions are obtained from indirect market information that is significant to the overall fair value measurement and which require a significant degree of management judgment. The Plan had no financial instruments requiring Level 3 valuation.

The following methods and assumptions are used to measure fair value for assets subject to recurring fair value measurements:

The fair value of a money market fund, mutual funds, and PACCAR Inc common stock is based on quoted prices in active markets. These are categorized as Level 1.

The fair value of commingled trust funds is determined using the market approach and is based on the unadjusted net asset value (NAV) per unit as determined by the sponsor of the fund based on the fair values of underlying investments. These assets are collective investment trusts, and substantially all of these investments have no redemption restrictions or unfunded commitments. The investment strategies for commingled trust funds vary, with direct and indirect investments in a broad range of equity and fixed income securities with the objective of mirroring or exceeding the total return of certain market indices (e.g., S&P 500, MSCI EAFE Index, Bloomberg Aggregate Bond Index). Strategies may vary based on global macroeconomic views, expected directional movements in the financial markets, market capitalization (e.g., large, medium or small cap stocks), and other strategies. Securities measured at NAV per unit as a practical expedient are not classified in the fair value hierarchy.

The Plan’s assets subject to recurring fair value measurements at December 31, 2025 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$143,004		$143,004
Commingled trust funds:
U.S.		$878,739,310	878,739,310
International		49,719,740	49,719,740
U.S. mutual funds:
Equity	58,118,174		58,118,174
Fixed income	31,024,906		31,024,906
Asset allocation	629,996,106		629,996,106
PACCAR Inc common stock	1,327,806,802		1,327,806,802
	$2,047,088,992	$928,459,050	$2,975,548,042

4. Fair Value of Financial Instruments (continued)

The Plan’s assets subject to recurring fair value measurements at December 31, 2024 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$563,134		$563,134
Commingled trust funds:
U.S.		$806,333,673	806,333,673
International		32,997,272	32,997,272
U.S. mutual funds:
Equity	62,723,278		62,723,278
Fixed income	30,068,706		30,068,706
Asset allocation	528,892,484		528,892,484
PACCAR Inc common stock	1,331,364,750		1,331,364,750
	$1,953,612,352	$839,330,945	$2,792,943,297